Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Common stock at a price of per share (in Dollars per share)	$ 11.5	$ 11.5
Purchase price	$ 1	$ 1
Gross proceeds	$ 675,000	$ 675,000
Private Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share (in Dollars per share)	$ 1	$ 1
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of private warrant (in Shares)	6,500,000	6,500,000
Aggregate warrant price	$ 6,500,000	$ 6,500,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of warrants (in Shares)	675,000	675,000